RELATED PARTIES BALANCES AND TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
General and administrative expense	$ 72,454	$ 80,282	$ 77,221
Related Party [Member]
Related Party Transaction [Line Items]
Long-term investment	40	57
General and administrative expense	$ 780	$ 696	$ 771